Schedule of Other Assets (Details) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Other Assets
Accounts receivable and other items	$ 10,980	$ 10,769
Accrued interest	4,446	3,765
Current income tax receivable	4,464	6,031
Defined benefit asset	1,570	1,406
Insurance-related assets, excluding investments	1,949	2,008
Prepaid expenses	1,648	1,323
Total	$ 25,057	$ 25,302